Intangible Assets, Net (Details) - Schedule of estimated future amortization expense of intangible costs - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Estimated Future Amortization Expense Of Intangible Costs Abstract
Remaining of 2022	$ 2,041,620	$ 4,068,811
2023	4,068,811	4,068,811
2024	4,068,811	4,068,811
2025	2,251,265	2,251,265
2026 and thereafter	339,498	339,498
Total	$ 12,770,005	$ 14,797,196